[LOGO]                                    MONY LIFE INSURANCE COMPANY
                                          1290 Avenue of the Americas
                                          New York NY 10104

                                          DODIE KENT
                                          Vice President and Counsel
                                          212-314-3970
                                          Fax: 212-707-7947


March 9, 2006


Via EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

     Re:   MONY Variable Account S (the "Registrant")
           (Registration Nos. 033-37721 and 811-06217; The MONYVestor)

Commissioners:

MONY Life Insurance Company ("MONY"), on behalf of the Registrant, has sent to contract owners the annual report for the period ended December 31, 2005 for the following mutual fund in which the Registrant invests:

o   EQ ADVISORS TRUST - UNDERLYING FUNDS:
    -  EQ/Capital Guardian Research Portfolio
    -  EQ/Boston Advisors Equity Income Portfolio
    -  EQ/Intermediate Term Bond Portfolio
    -  EQ/Long Term Bond Portfolio
    -  EQ/Money Market Portfolio

MONY understands that the Fund has filed or will file its annual reports with the Commission under separate cover.

Please direct any question or comment regarding the enclosed to the undersigned at 212-314-3970.

Very truly yours,

/S/ DODIE KENT
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Dodie Kent